Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

5. COMMITMENTS AND CONTINGENCIES

Lease Commitments

In November 2013, the Company entered into a 60-month lease agreement for its corporation facility in Arizona. Total rent expense for the three and nine months ended September 30, 2016 was $21,039 and $64,375, respectively. Total rent expense for the three and nine months ended September 30, 2015 was $22,807 and $70,701, respectively.

Future minimum lease payments are as follows:

2016	$20,770
2017	84,233
2018	71,797
2019	-
2020	-
Thereafter	-
Total	$176,800

Concentrations

All of the Company’s revenue and accounts receivable are currently earned from one customer.

Legal Matters

As of March 30, 2015, shareholders holding approximately 67.26% of the total shares of common stock of NanoFlex Power Corporation (the “Company,” “we,” “our” or “us”) that are entitled to vote on all Company matters approved by written consent the removal of John D. Kuhns from his position as a member of the Company’s Board of Directors. Mr. Kuhns’ removal was for “Cause” as defined under his Employment Agreement as amended and dated as of October 1, 2013 (the “Employment Agreement”). The removal arose as a result of his documented conduct and statements, which breached his fiduciary duties to the Company in order to advance personal monetary and other interests, and thereby threatened serious financial injury to the Company, its shareholders and its debtholders.

On March 31, 2015, the Board of Directors terminated the Employment Agreement with Mr. Kuhns for Cause and removed him from his positions as Co-CEO, and from all other officer positions he held with the Company and its subsidiaries and affiliates, and all director positions with the Company’s subsidiaries and affiliates.

On April 24, 2015, the Company received a letter from Mr. Kuhns’ counsel (the “Response Letter”) stating that Mr. Kuhns disagreed with statements in the Initial Filing regarding the circumstances of his removal as a director and officer.

The Response Letter was accompanied by a copy of a complaint (the “Complaint”) filed by John D, Kuhns (the “Plaintiff”) in the United States District Court Southern District of New York against the Company, Mr. Dean L. Ledger, our current CEO and member of our Board of Directors, Mr. Robert J. Fasnacht, our former Executive Vice President and former member of our Board of Directors and Mr. Ronald B. Foster, a shareholder of the Company (each, a “Defendant,” collectively, the “Defendants”). The Complaint alleges, among other things, that the Plaintiff was terminated by the Company in violation of Section 922 of the Dodd-Frank Act, that the Company wrongfully terminated the Employment Agreement, that the Defendants made false statements to shareholders regarding the Plaintiff, that the Defendants (other than the Company) tortuously interfered with the Plaintiff’s Employment Agreement, and that Mr. Ledger and Mr. Fasnacht breached their fiduciary duties to the Company and its shareholders.

The Plaintiff seeks monetary damages, including (i) two (2) times of the alleged owed compensation to him, together with interest as well as litigation costs, expert witness fees and reasonable attorneys’ fees; (ii) damages for the alleged breach of the Employment Agreement by the Company, estimated to be at least $2 million, plus interest and attorney’s fees; (iii) an unspecified amount for his alleged libel claim; and (iv) damages for the alleged tortious interference with contract, including punitive damages of at least $2 million. The Plaintiff is also seeking a declaratory judgment, claiming that he was not terminated as a director and should continue to hold a seat on the Company’s Board of Directors.

On September 3, 2015 the Company filed a Motion to Dismiss portions of the Complaint in the United States District Court Southern District of New York. The United States District Court Southern District of New York heard oral argument on the Motion to Dismiss on June 23, 2016, and at the conclusion took the Motion to Dismiss under advisement. The Court ruled on August 24, 2016, regarding the Motion to Dismiss, and granted the motion in part and denied the motion in part.

The Court granted a dismissal of all claims against Mr. Foster and dismissal of the Plaintiff’s declaratory judgment claim. All other claims by the Plaintiff continue to be outstanding. The Company filed an answer to the Complaint on September 14, 2016, and the Plaintiff responded to the Company’s counter claims contained in the Company’s answer on November 7, 2016.

Other than the foregoing, there have been no new developments in the case since the filing of the answer. The Company believes that the Plaintiff’s allegations and claims are without any merit and plans to continue to vigorously defend against the claims.

Note 8. Commitments and Contingencies

Contractual Agreements

Under the 2013 Research Agreement with USC, the Company is obligated to make certain payments to USC based on work performed by USC under that agreement, and by Michigan under its subcontractor agreement with USC. (See Note 1)

Under the terms of the 2013 Amended License Agreement, the Company is required to make minimum royalty payments to Princeton. (See Note 1)

The Company has agreements with three executive officers which provide for certain cash and other benefits upon termination of employment of the officer in connection with a change in control of the Company. Each executive is entitled to a lump-sum cash payment equal to three times the sum of the average annual base salary also they are entitled to a cash bonus.

Lease Commitments

In November 2013, the Company entered into a 60-month lease agreement for its corporation facility in Arizona. Total rent expense for the year ended December 31, 2015 and 2014 was $91,871 and $80,584, respectively.

Future minimum lease payments are as follows:

2016	$81,925
2017	84,233
2018	71,797
2019	-
2020	-
Thereafter	-
Total	$237,955

Concentrations

All of the Company’s revenue and accounts receivable are currently earned from one customer.

Legal Matters

On March 18, 2015, the Company received correspondence from the counsel of Mr. John Kuhns, the Company’s former Co-CEO and Executive Chairman alleging that Mr. Kuhns has “Good Reason” to terminate his Employment Agreement for an alleged failure to pay his salary in full. On March 30, 2015, Mr. Kuhns advised that if the alleged breaches of the Employment Agreement were not cured there was a possibility that he would pursue litigation.

As of March 30, 2015, shareholders holding approximately 67.26% of the total shares of common stock of NanoFlex Power Corporation (the “Company,” “we,” “our” or “us”) that are entitled to vote on all Company matters approved by written consent the removal of John D. Kuhns from his position as a member of the Company’s Board of Directors. Mr. Kuhns’ removal was for “Cause” as defined under his Employment Agreement as amended and dated as of October 1, 2013 (the “Employment Agreement”). The removal arose as a result of his documented conduct and statements, which breached his fiduciary duties to the Company in order to advance personal monetary and other interests, and thereby threatened serious financial injury to the Company, its shareholders and its debtholders.

On March 31, 2015, the Board of Directors terminated the Employment Agreement with Mr. Kuhns for Cause and removed him from his positions as Co-CEO, and from all other officer positions he held with the Company and its subsidiaries and affiliates, and all director positions with the Company’s subsidiaries and affiliates.

On April 24, 2015, the Company received a letter from Mr. Kuhns’ counsel (the “Response Letter”) stating that Mr. Kuhns disagreed with statements in the Initial Filing regarding the circumstances of his removal as a director and officer.

The Response Letter was accompanied by a copy of a complaint (the “Complaint”) filed by John D, Kuhns (the “Plaintiff”) in the United States District Court Southern District of New York against the Company, Mr. Dean L. Ledger, our current CEO and member of our Board of Directors, Mr. Robert J. Fasnacht, our current Executive Vice President and member of our Board of Directors and Mr. Ronald B. Foster, a shareholder of the Company (each, a “Defendant,” collectively, the “Defendants”). The Complaint alleges, among other things, that the Plaintiff was terminated by the Company in violation of Section 922 of the Dodd-Frank Act, that the Company wrongfully terminated the Employment Agreement, that the Defendants made false statements to shareholders regarding the Plaintiff, that the Defendants (other than the Company) tortuously interfered with the Plaintiff’s Employment Agreement, and that Mr. Ledger and Mr. Fasnacht breached their fiduciary duties to the Company and its shareholders.

The Plaintiff seeks monetary damages, including (i) two (2) times of the alleged owed compensation to him, together with interest as well as litigation costs, expert witness fees and reasonable attorneys’ fees; (ii) damages for the alleged breach of the Employment Agreement by the Company, estimated to be at least $2 million, plus interest and attorney’s fees; (iii) an unspecified amount for his alleged libel claim; and (iv) damages for the alleged tortious interference with contract, including punitive damages of at least $2 million. The Plaintiff is also seeking a declaratory judgment, claiming that he was not terminated as a director and should continue to hold a seat on the Company’s Board of Directors.

On September 3, 2015 the Company filed a Motion to Dismiss portions of the Complaint in the United States District Court Southern District of New York. The Company believes that the allegations in the Complaint to be without any merit and will vigorously defend against the claims.